                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     GEOCAPITAL LLC
Address:  825 Third Avenue
          32nd Floor
          New York, NY 10022

Form 13F File Number:    28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Irwin Lieber
Title:    Chairman
Phone:    212-486-4455

Signature, Place, and Date of Signing:

                                        New York, NY                  1/13/06
          [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-4421                  Irwin Lieber
     [Repeat as necessary.]

                                       9
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $191,283,000
                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     02        28-4421                       Barry K. Fingerhut

     [Repeat as necessary.]

     03        28-4421                       Affiliated Managers Group

                                       10
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SEC13F.LNS
                                GEOCAPITAL, LLC

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/05
                          RUN DATE: 01/12/06 3:03 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:           0
FORM 13F INFORMATION TABLE ENTRY TOTAL:      47
FORM 13F INFORMATION TABLE VALUE TOTAL:      $191,283,000


LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER      NAME
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PORTVUE-SEC13F.LNP
RUN DATE: 01/12/06   3:03 P.M.                                            PAGE 1
                                GEOCAPITAL, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/05

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------- --------

ACXIOM CORP                    COM              005125109     4781   207870 SH       DEFINED                     0  207870        0
APOLLO GROUP INC CL A          COM              037604105    10569   174806 SH       DEFINED                     0  174806        0
BEA SYS INC                    COM              073325102     3119   331805 SH       DEFINED                     0  331805        0
BJ SVCS CO                     COM              055482103     6725   183390 SH       DEFINED                     0  183390        0
BORLAND SOFTWARE CORP COM      COM              099849101     2947   451295 SH       DEFINED                     0  451295        0
CAL DIVE INTL INC              COM              127914109     9149   254915 SH       DEFINED                     0  254915        0
CAREMARK RX INC                COM              141705103     5579   107720 SH       DEFINED                     0  107720        0
COSTAR GROUP INC COM           COM              22160N109     2087    48340 SH       DEFINED                     0   48340        0
COVANSYS CORP                  COM              22281W103     3730   274076 SH       DEFINED                     0  274076        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     3715   260735 SH       DEFINED                     0  260735        0
DEVRY INC                      COM              251893103     4514   225710 SH       DEFINED                     0  225710        0
DIAMONDCLUSTER INTL            COM              25278P106     1797   226300 SH       DEFINED                     0  226300        0
DIGITAL RIV INC                COM              25388B104     3123   105000 SH       DEFINED                     0  105000        0
DORAL FINL CORP                COM              25811P100     2314   218281 SH       DEFINED                     0  218281        0
GARTNER GROUP INC NEW CL A     COM              366651107     4396   340740 SH       DEFINED                     0  340740        0
HEARTLAND EXPRESS INC          COM              422347104     5571   274589 SH       DEFINED                     0  274589        0
HOST MARRIOTT CORP NEW         COM              44107P104     4341   229088 SH       DEFINED                     0  229088        0
INTERSIL CORP CL A             COM              46069S109     4822   193800 SH       DEFINED                     0  193800        0
INTERWOVEN INC                 COM              46114T508     1042   123000 SH       DEFINED                     0  123000        0
LECG CORP                      COM              523234102     2828   162720 SH       DEFINED                     0  162720        0
LEGG MASON INC                 COM              524901105    11131    93000 SH       DEFINED                     0   93000        0
MICRUS ENDOVASCULAR            COM              59518V102     1917   220304 SH       DEFINED                     0  220304        0
MILLER HERMAN INC              COM              600544100     4609   163500 SH       DEFINED                     0  163500        0
NATIONAL INSTRUMENTS           COM              636518102     5037   157155 SH       DEFINED                     0  157155        0
NEUSTAR                        COM              64126X201     4295   140860 SH       DEFINED                     0  140860        0
NUVEEN INVTS INC CL A          COM              67090F106     2472    57990 SH       DEFINED                     0   57990        0
PLACER SIERRA BANCSHARES COM   COM              726079106     7096   256080 SH       DEFINED                     0  256080        0
PRINCETON REVIEW INC           COM              742352107     1924   373530 SH       DEFINED                     0  373530        0
QUEST PRODS CORP               COM              747955102       14  3556434 SH       DEFINED                     0 3556434        0
QUEST SOFTWARE                 COM              74834T103     4509   309055 SH       DEFINED                     0  309055        0
RIGHTNOW TECHNOLOGIES INC COM  COM              76657R106     2769   150000 SH       DEFINED                     0  150000        0
S1 CORP                        COM              78463B101     3421   786545 SH       DEFINED                     0  786545        0
SCHEIN HENRY INC               COM              806407102     5138   117734 SH       DEFINED                     0  117734        0
SEACOR SMIT INC.               COM              811904101     5411    79450 SH       DEFINED                     0   79450        0
SOTHEBY HLDGS INC CL A         COM              835898107     4674   254555 SH       DEFINED                     0  254555        0
STONEPATH GROUP INC            COM              861837102        7    10000 SH       DEFINED                     0   10000        0
SYCAMORE NETWORKS INC          COM              871206108     1472   340660 SH       DEFINED                     0  340660        0
TETRA TECHNOLOGIES INC         COM              88162F105     5744   188215 SH       DEFINED                     0  188215        0
TIBCO SOFTWARE INC COM         COM              88632Q103     1435   192140 SH       DEFINED                     0  192140        0
TUMBLEWEED COMMUNICATIONS COCO COM              899690101      770   250140 SH       DEFINED                     0  250140        0
UNIVERSAL TECHNICAL INSTITUTE  COM              913915104     2228    72000 SH       DEFINED                     0   72000        0
W HLDG CO INC                  COM              929251106     4036   490447 SH       DEFINED                     0  490447        0
WEBSIDESTORY INC COM           COM              947685103     2266   125000 SH       DEFINED                     0  125000        0
WILEY JOHN & SONS INC CL A     COM              968223206     7054   180680 SH       DEFINED                     0  180680        0
WIND RIV SYS INC               COM              973149107     2585   175000 SH       DEFINED                     0  175000        0
WR BERKLEY CORP                COM              084423102     8920   187312 SH       DEFINED                     0  187312        0
YANKEE CANDLE INC              COM              984757104     3200   125000 SH       DEFINED                     0  125000        0

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